Group entities (Ownership interest in subsidiaries) (Details)		12 Months Ended
	Nov. 07, 2023	Dec. 31, 2024	Dec. 31, 2023
Joint Venture Inkai LLP [Member]
Disclosure of subsidiaries [line items]
Ownership interest in associates		40.00%	40.00%
Principal place of business of associate		Kazakhstan
Watt New Aggregator L.P. (Westinghouse) [Member]
Disclosure of subsidiaries [line items]
Ownership interest in joint venture	49.00%	49.00%	49.00%
Principal place of business of joint venture		US
Cameco Fuel Manufacturing Inc. [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries		100.00%	100.00%
Principal place of business of subsidiary		Canada
Cameco Marketing Inc. [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries		100.00%	100.00%
Principal place of business of subsidiary		Canada
Cameco Inc. [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries		100.00%	100.00%
Principal place of business of subsidiary		US
Power Resources, Inc. [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries		100.00%	100.00%
Principal place of business of subsidiary		US
Crow Butte Resources, Inc. [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries		100.00%	100.00%
Principal place of business of subsidiary		US
Cameco U.S. Holdings, Inc. [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries		100.00%	100.00%
Principal place of business of subsidiary		US
Cameco Australia Pty. Ltd. [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries		100.00%	100.00%
Principal place of business of subsidiary		Australia
Cameco Europe Ltd. [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries		100.00%	100.00%
Principal place of business of subsidiary		Switzerland